SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets, net and Internal use software (Details)	Dec. 31, 2025
Technology Platform
Acquired intangible assets, net
Useful lives	1 year
Customer base
Acquired intangible assets, net
Useful lives	4 years 3 months 18 days
Technology | Minimum
Acquired intangible assets, net
Useful lives	3 years
Technology | Maximum
Acquired intangible assets, net
Useful lives	5 years
Members
Acquired intangible assets, net
Useful lives	4 years
Branding
Acquired intangible assets, net
Useful lives	10 years